Group companies (Tables)	12 Months Ended
Dec. 31, 2021
Interest In Other Entities [Abstract]
Disclosure of interests in other entities

Name	Country of incorporation	% equity interest	Registered address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Aguas De Cospeito, S.L.U.	Spain	100%	Crta. Pino km. 1 - 2, 27377, Cospeito (Lugo), Spain
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n 09246, Quintanaurria (Burgos)
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km. 3- 35250, ingenio (Gran Canaria)
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Aitonomi AG	Switzerland	15%	Rue Technopôle 10, 3960 Sierre
Amalgamated Beverages Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Apand Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Associated Products & Distribution Proprietary	Australia	100%(D)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Australian Beer Company Pty Ltd	Australia	50%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
BBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda.Alcalde Alfonso Molina, s/n- 15007 (A Coruña)
Beganet, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
Beverage Bottlers (NQ) Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Beverage Bottlers (QLD) Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Birtingahúsið ehf.	Iceland	35%	Laugavegur 174, 105, (Reykjavík)
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holding France SAS	France	100%	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Marten Meesweg 25J, 3068 AV Rotterdam

Name	Country of incorporation	% equity interest	Registered address
Bottling Holdings Europe Limited	United Kingdom	100%(B)(E)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Brewcorp Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Brewhouse Investments Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
C - C Bottlers Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Can Recycling (S.A.) Pty. Ltd.	Australia	100%(B)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245 (Berlin)
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%	Stralauer Allee 4, 10245 (Berlin)
CC Iberian Partners Gestion S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
CC Verpackungsgesellschaft mit beschraenkter Haftung	Germany	100%	Schieferstraße 20 06126 Halle (Saale)
CCA Bayswater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Finance (Australia) Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Finance (Ireland) Designated Activity Company	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
CCEP Group Services Ltd	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings (Australia) Limited	United Kingdom	100%(A)(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings (Australia) Pty Ltd	Australia	100%(A)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5, 1470 (Lørenskog)
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87 (Haninge)
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Ventures Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Scottish Limited Partnership	United Kingdom	100%	52 Milton Road, East Kilbride, Glasgow, Scotland, G74 5DJ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Circular Plastics Australia (PET) Holdings Pty Ltd	Australia	16.67%	Building 3, 658 Church Street, Cremorne VIC 3121
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor, 25-28 Adelaide Road, D02 RY98 (Dublin 2)
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
Coca-Cola Amatil (UK) Limited	United Kingdom	50%(I)	1 Bartholomew Lane, London, EC2N 2AX, United Kingdom
Coca-Cola Europacific Investments (Singapore) Pte. Ltd.	Singapore	100%	80 Robinson Road, #02-00, 068898, Singapore

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners (CDE Aust) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Fiji) Pte Limited	Fiji	100%	Lot 1, Ratu Dovi Road, Laucala Beach Estate, NASINU, Fiji
Coca-Cola Europacific Partners (Holdings) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Initial LP) Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners (Scotland) Limited	United Kingdom	100%	52 Milton Road, College Milton, East Kilbride, Scotland, G74 5DJ,
Coca-Cola Europacific Partners API Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Australia Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Belgium SRL/BV	Belgium	100%	Chaussée de Mons 1424, 1070 (Brussels)
Coca-Cola Europacific Partners Deutschland GmbH	Germany	100%(F)	Stralauer Allee 4, 10245 (Berlin)
Coca-Cola Europacific Partners France SAS	France	100%(G)	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Coca-Cola Europacific Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners Holdings NZ Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Holdings US, Inc.	United States	100%(A)(D)	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola Europacific Partners Iberia, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Coca-Cola Europacific Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110 (Reykjavik)
Coca-Cola Europacific Partners Luxembourg sàrl	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Coca-Cola Europacific Partners Nederland B.V.	Netherlands	100%	Marten Meesweg 25J, 3068 AV Rotterdam
Coca-Cola Europacific Partners New Zealand Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Norge AS	Norway	100%	Robsrudskogen 5, 1470 (Lørenskog)
Coca-Cola Europacific Partners Papua New Guinea Limited	Papua New Guinea	100%	Section 23, Allotment 14, Milfordhaven Road, LAE, MOROBE PROVINCE, 411
Coca-Cola Europacific Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners Portugal Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas, 2929- 509, Azeitão (Setúbal)
Coca-Cola Europacific Partners Services Bulgaria EOOD	Bulgaria	100%	48, Sitnyakovo Blvd, Serdika Center, Office Building, floor 5, 1505 (Sofia)
Coca-Cola Europacific Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners Services SRL	Belgium	100%(C)	Chaussée de Mons 1424, 1070 (Brussels)
Coca-Cola Europacific Partners Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87 (Haninge)
Coca-Cola Europacific Partners US II, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners US, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola Europacific Partners Vanuatu Limited	Vanuatu	100%	1st Floor, Govant Building, Kumul Highway, Port Vila, Vanuatu
Coca-Cola Immobilier SCI	France	100%(G)	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Coca-Cola Production SAS	France	100%	Zone d’entreprises de Bergues, Commune de Socx, 59380 (Bergues)
Coca-Cola Australia Foundation Limited	Australia	50%	Level 13 , 40 Mount Street , North Sydney NSW 2060
Compañía Asturiana De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Nava, 18- 3ª (Granda) Siero - 33006 (Oviedo)
Compañía Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet, 36, 46930 (Quart de Poblet)
Compañía Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Container Exchange (QLD) Limited	Australia	50%	Level 17, 100 Creek Street, Brisbane QLD 4000
Container Exchange (Services) Pty Ltd	Australia	50%	Maddocks, Angel Place, Level 27, 123 Pitt Street, Sydney NSW 2000
Conversia IT, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Crusta Fruit Juices Proprietary Ltd	Australia	100%(J)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Developed System Logistics, S.L.U.	Spain	100%	Av. Henry Ford, 25, Manzana 19, Complejo Pq. Ind. Juan Carlos I , 46220 Picassent (Valencia)
Endurvinnsaln hf.	Iceland	20%	Knarravogur 4, 104 Reykjavik
Exchange for Change (ACT) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138
Exchange for Change (Australia) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138
Exchange for Change (NSW) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138
Feral Brewing Company Pty Ltd	Australia	100%(K)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Foodl B.V.	Netherlands	33%	HNK Utrecht West, V.08, Weg der Verenigde Naties 1, 3527 KT Utrecht
GR Bottling Holdings UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Infineo Recyclage SAS	France	49%(H)	Sainte Marie la Blanche – 21200 (Dijon)
Innovative Tap Solutions Inc.	United States	25%	310 North Wolf Road, Wheeling, IL 60090, USA
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 (Brussels)
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Kaderleden OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 (Brussels)
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)

Name	Country of incorporation	% equity interest	Registered address
Iparsoft, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Kollex GmbH	Germany	25%	Genthiner Straße 32, 10785, Berlin
Lavit Holdings Inc	United States	14.9%	27 West 20th Street, Suite 1004, New York NY 10011
Lusobega, S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq. Tecnológico de Leganes- 28919 (Leganes)
Mahija Parahita Nusantara Foundation	Indonesia	35.3%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta
Matila Nominees Pty. Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Bottled Water Co Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail SA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater (VIC) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co. (QLD) Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail WA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Pacbev Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Paradise Beverages (Fiji) Limited	Fiji	100%	122-164 Foster Road, Walu Bay, Suva, Fiji
PEÑA Umbria S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet,36 – 46930 (Quart de Poblet)
Perfect Fruit Company Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
PT Amandina Bumi Nusantara	Indonesia	35.3%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430
PT Coca-Cola Bottling Indonesia	Indonesia	70.6%(C)	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430
PT Coca-Cola Distribution Indonesia	Indonesia	70.6%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430
Purna Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Quenchy Crusta Sales Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Real Oz Water Supply Co (QLD) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Refecon Águas - Sociedade Industrial De Bebidas, Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 La Rinconada (Sevilla)
Refrige SGPS, Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Sale Proprietary Co 1 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia

Name	Country of incorporation	% equity interest	Registered address
Sale Proprietary Co 2 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 3 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 4 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 5 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 6 Pty Ltd	Australia	100%(D)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 7 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Samoa Breweries Limited	Samoa	93.9%	Vaitele Industrial Zone, Vaitele Tai, Faleata Sisifo
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Starstock Group Limited	United Kingdom	25.3%	Dane Mill, Broadhurst Lane, Congleton, Cheshire, England, CW12 1LA
TasRecycle Limited	Australia	50%	Level 9, 85 Macquarie Street, Hobart TAS 7000
VicRecycle Limited	Australia	50%	HWL Ebsworth Lawyers, Level 8, 447 Collins Street, Melbourne VIC 3000
WA Return Recycle Renew Ltd	Australia	50%	Unit 2, 1 Centro Avenue, Subiaco WA 6008
Wabi Portugal, Unipessoal LDA	Portugal	100%	Nº 16-A, Fracçao B, 5º Piso, Edificio Miraflores Premium Distrito: Lisboa Concelho: Oieras Freguesia: Algés, Linda-a-Velha e Cruz Quebrada-Dafundo 1495 190 Algés.
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
WIH UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Wir Sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4, 10245 (Berlin)
(A)100% equity interest directly held by Coca-Cola Europacific Partners plc.
(B)Class A and B ordinary shares.
(C)Class A, B and C ordinary shares.
(D) Including preference shares issued to the Group.
(E)38.3% equity interest directly held by Coca-Cola Europacific Partners plc (100% of A ordinary shares in issue).
(F)10% equity interest directly held by Coca-Cola Europacific Partners plc.
(G)Group shareholding of 99.99% or greater.
(H)Class A and B shares. The Group holds 49% of Class B shares.
(I)In liquidation
(J)Class A and F shares
(K)Includes Ordinary shares and B Class shares